American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2024

Government Bond - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 53.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	192,990	186,328
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	271,821	262,042
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/32	35,825	35,761
GNMA, VRN, 4.25%, (1-year H15T1Y plus 2.00%), 10/20/34	169,750	172,135
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 12/20/34	76,312	76,253
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/35	89,163	89,713
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 7/20/35	166,659	168,231
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/36	313,628	315,973
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/36	51,177	50,992
		1,357,428
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 52.8%
FHLMC, 2.00%, 6/1/36	4,471,097	3,981,372
FHLMC, 5.50%, 4/1/38	599,837	603,943
FHLMC, 3.00%, 2/1/43	2,549,213	2,253,234
FHLMC, 3.50%, 2/1/49	4,701,112	4,220,547
FHLMC, 3.00%, 1/1/50	2,054,855	1,750,906
FHLMC, 3.50%, 5/1/50	1,003,633	899,910
FHLMC, 2.50%, 10/1/50	2,445,870	2,017,236
FHLMC, 2.50%, 5/1/51	8,288,388	6,835,312
FHLMC, 3.50%, 5/1/51	3,292,952	2,956,546
FHLMC, 2.00%, 8/1/51	5,747,732	4,514,831
FHLMC, 2.50%, 10/1/51	1,348,373	1,115,905
FHLMC, 3.50%, 5/1/52	4,605,712	4,083,147
FHLMC, 3.50%, 5/1/52	1,577,193	1,409,970
FHLMC, 4.00%, 6/1/52	6,121,881	5,651,093
FHLMC, 5.00%, 7/1/52	1,290,543	1,256,522
FHLMC, 4.50%, 10/1/52	4,636,262	4,374,782
FHLMC, 4.50%, 10/1/52	2,699,416	2,544,702
FHLMC, 4.50%, 10/1/52	1,273,434	1,200,693
FHLMC, 6.00%, 11/1/52	5,705,637	5,784,787
FHLMC, 5.50%, 12/1/52	3,837,968	3,816,829
FHLMC, 6.00%, 1/1/53	4,016,823	4,038,206
FHLMC, 6.50%, 11/1/53	2,930,151	3,001,349
FHLMC, 5.50%, 4/1/54	4,090,260	4,062,218
FNMA, 3.17%, 1/1/27	1,500,000	1,462,729
FNMA, 3.63%, 8/1/28	6,988,698	6,679,932
FNMA, 6.00%, 12/1/33	458,067	467,173
FNMA, 5.50%, 8/1/34	568,448	572,567
FNMA, 5.50%, 1/1/36	637,627	645,378
FNMA, 2.00%, 5/1/36	1,572,465	1,407,740
FNMA, 6.00%, 9/1/37	166,968	173,081
FNMA, 6.00%, 11/1/37	618,784	641,117
FNMA, 4.50%, 4/1/39	182,407	176,915
FNMA, 4.50%, 5/1/39	513,249	497,796
FNMA, 6.50%, 5/1/39	348,979	360,623
FNMA, 4.50%, 10/1/39	873,987	847,666
FNMA, 4.50%, 6/1/41	844,983	819,520
FNMA, 4.00%, 8/1/41	678,816	640,716
FNMA, 4.50%, 9/1/41	473,634	458,870

FNMA, 3.50%, 10/1/41	727,898	664,029
FNMA, 4.00%, 12/1/41	2,149,344	2,027,786
FNMA, 3.50%, 5/1/42	752,712	686,139
FNMA, 3.50%, 6/1/42	742,767	677,073
FNMA, 3.50%, 9/1/42	678,183	618,046
FNMA, 4.00%, 11/1/45	516,409	479,894
FNMA, 4.00%, 2/1/46	1,366,592	1,269,565
FNMA, 4.00%, 4/1/46	1,673,158	1,554,709
FNMA, 3.50%, 2/1/47	1,969,775	1,768,678
FNMA, 2.50%, 10/1/50	5,384,957	4,422,309
FNMA, 2.50%, 12/1/50	5,433,629	4,435,913
FNMA, 2.50%, 2/1/51	5,432,596	4,483,105
FNMA, 2.00%, 3/1/51	1,157,603	907,220
FNMA, 4.00%, 5/1/51	1,233,534	1,144,115
FNMA, 3.00%, 6/1/51	4,998,652	4,351,997
FNMA, 4.00%, 8/1/51	1,731,559	1,591,230
FNMA, 2.50%, 12/1/51	2,437,536	2,019,987
FNMA, 2.50%, 2/1/52	1,284,228	1,058,330
FNMA, 3.00%, 2/1/52	6,235,251	5,335,921
FNMA, 2.00%, 3/1/52	6,548,836	5,170,708
FNMA, 2.50%, 3/1/52	4,801,595	3,967,272
FNMA, 3.00%, 3/1/52	5,742,238	4,947,864
FNMA, 3.50%, 4/1/52	974,223	863,186
FNMA, 4.00%, 4/1/52	4,789,883	4,404,361
FNMA, 4.00%, 4/1/52	1,752,973	1,618,168
FNMA, 3.00%, 5/1/52	4,900,016	4,192,825
FNMA, 3.00%, 5/1/52	2,362,320	2,043,669
FNMA, 3.50%, 5/1/52	4,569,067	4,060,233
FNMA, 3.50%, 5/1/52	2,908,694	2,612,290
FNMA, 4.00%, 5/1/52	5,167,147	4,737,735
FNMA, 3.00%, 6/1/52	918,908	795,049
FNMA, 3.50%, 6/1/52	3,662,217	3,297,449
FNMA, 5.00%, 6/1/52	4,219,034	4,085,685
FNMA, 4.50%, 7/1/52	1,555,153	1,466,321
FNMA, 5.00%, 7/1/52	4,991,599	4,838,084
FNMA, 4.50%, 9/1/52	2,822,060	2,673,484
FNMA, 4.50%, 9/1/52	1,658,000	1,582,239
FNMA, 5.00%, 9/1/52	1,953,977	1,902,938
FNMA, 5.00%, 10/1/52	4,830,827	4,682,240
FNMA, 5.50%, 10/1/52	4,205,426	4,159,894
FNMA, 5.00%, 1/1/53	4,019,114	3,895,999
FNMA, 5.50%, 1/1/53	6,616,412	6,547,156
FNMA, 5.50%, 1/1/53	2,128,762	2,108,817
FNMA, 6.50%, 1/1/53	4,358,738	4,470,292
FNMA, 6.00%, 9/1/53	5,349,933	5,391,436
FNMA, 6.00%, 9/1/53	4,110,745	4,158,675
FNMA, 5.50%, 3/1/54	8,019,953	7,927,500
FNMA, 6.00%, 5/1/54	3,100,823	3,122,745
GNMA, 2.50%, TBA	8,327,000	6,954,997
GNMA, 5.00%, TBA	4,420,000	4,288,263
GNMA, 6.00%, 1/20/39	104,447	108,589
GNMA, 4.00%, 12/15/40	297,492	278,122
GNMA, 3.50%, 6/20/42	1,740,868	1,594,690
GNMA, 3.00%, 7/20/50	8,396,735	7,290,341

GNMA, 2.00%, 10/20/50	11,600,570	9,293,101
GNMA, 2.50%, 2/20/51	3,128,059	2,615,660
GNMA, 3.50%, 2/20/51	545,619	491,159
GNMA, 3.50%, 6/20/51	1,414,866	1,273,205
GNMA, 2.50%, 1/20/52	4,776,159	3,993,547
GNMA, 4.00%, 9/20/52	8,929,523	8,238,583
GNMA, 4.50%, 9/20/52	8,791,179	8,330,560
GNMA, 4.50%, 10/20/52	6,829,244	6,470,373
GNMA, 5.50%, 4/20/53	4,563,865	4,541,901
UMBS, 4.00%, TBA	7,498,000	6,857,180
UMBS, 4.50%, TBA	14,170,000	13,328,707
		319,395,201
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $335,198,254)		320,752,629
U.S. TREASURY SECURITIES — 26.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	2,630,826
U.S. Treasury Bonds, 4.375%, 11/15/39	3,300,000	3,164,630
U.S. Treasury Bonds, 4.625%, 2/15/40	1,800,000	1,772,715
U.S. Treasury Bonds, 3.875%, 8/15/40	500,000	450,195
U.S. Treasury Bonds, 1.375%, 11/15/40	2,000,000	1,238,731
U.S. Treasury Bonds, 1.875%, 2/15/41	2,000,000	1,340,642
U.S. Treasury Bonds, 4.75%, 2/15/41	2,000,000	1,991,660
U.S. Treasury Bonds, 3.75%, 8/15/41	1,000,000	880,072
U.S. Treasury Bonds, 2.375%, 2/15/42	4,500,000	3,205,210
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	392,603
U.S. Treasury Bonds, 3.25%, 5/15/42	2,300,000	1,871,740
U.S. Treasury Bonds, 4.00%, 11/15/42	2,200,000	1,980,365
U.S. Treasury Bonds, 2.875%, 5/15/43	2,000,000	1,515,456
U.S. Treasury Bonds, 4.375%, 8/15/43	2,000,000	1,882,626
U.S. Treasury Bonds, 4.75%, 11/15/43	4,000,000	3,950,754
U.S. Treasury Bonds, 3.00%, 11/15/44	1,000,000	759,251
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	347,068
U.S. Treasury Bonds, 3.00%, 5/15/45	3,000,000	2,267,647
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,475,877
U.S. Treasury Bonds, 3.00%, 11/15/45	2,500,000	1,880,692
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	342,076
U.S. Treasury Bonds, 4.00%, 11/15/52	4,000,000	3,485,685
U.S. Treasury Bonds, 4.125%, 8/15/53	500,000	445,478
U.S. Treasury Bonds, 4.625%, 5/15/54	1,400,000	1,360,674
U.S. Treasury Bonds, 4.25%, 8/15/54	2,500,000	2,283,588
U.S. Treasury Bonds, 4.50%, 11/15/54	1,000,000	953,584
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,234,040	1,143,278
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	1,003,190	986,650
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,008,957
U.S. Treasury Notes, 3.50%, 9/30/26	9,600,000	9,480,578
U.S. Treasury Notes, 4.125%, 10/31/26	13,000,000	12,972,186
U.S. Treasury Notes, 3.375%, 9/15/27	19,000,000	18,570,143
U.S. Treasury Notes, 4.125%, 10/31/27	6,000,000	5,977,264
U.S. Treasury Notes, 4.125%, 11/15/27	16,000,000	15,931,899
U.S. Treasury Notes, 3.875%, 11/30/27(1)	1,000,000	988,870
U.S. Treasury Notes, 4.00%, 6/30/28	5,500,000	5,444,314
U.S. Treasury Notes, 3.125%, 11/15/28	5,000,000	4,785,600
U.S. Treasury Notes, 4.00%, 1/31/29	400,000	394,614
U.S. Treasury Notes, 4.00%, 2/28/30	5,000,000	4,908,607
U.S. Treasury Notes, 4.625%, 9/30/30	6,000,000	6,057,047

U.S. Treasury Notes, 4.875%, 10/31/30	18,500,000	18,912,551
U.S. Treasury Notes, 4.375%, 11/30/30	3,500,000	3,488,078
U.S. Treasury Notes, 4.125%, 10/31/31	2,500,000	2,447,614
U.S. Treasury Notes, 4.125%, 11/30/31	2,000,000	1,957,768
TOTAL U.S. TREASURY SECURITIES (Cost $164,539,510)		160,325,863
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
FHLMC, Series 2812, Class MF, VRN, 5.16%, (30-day average SOFR plus 0.56%), 6/15/34	751,808	748,022
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	59,104	58,905
FHLMC, Series 3153, Class FJ, VRN, 5.09%, (30-day average SOFR plus 0.49%), 5/15/36	600,538	595,254
FHLMC, Series 3397, Class GF, VRN, 5.21%, (30-day average SOFR plus 0.61%), 12/15/37	283,050	280,749
FHLMC, Series 3417, Class FA, VRN, 5.21%, (30-day average SOFR plus 0.61%), 11/15/37	491,237	487,566
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	509,574	505,846
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,185,115
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	4,780,505
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	5,954,261
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,017,188
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	9,907,114	9,785,270
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,388,504
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,007,736
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	715,225	706,315
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	8,645,000	8,570,126
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,809,381	5,721,579
FNMA, Series 2005-103, Class FP, VRN, 4.98%, (30-day average SOFR plus 0.41%), 10/25/35	615,939	609,496
FNMA, Series 2009-89, Class FD, VRN, 5.28%, (30-day average SOFR plus 0.71%), 5/25/36	347,797	347,434
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	14,327,116	1,854,945
GNMA, Series 2007-5, Class FA, VRN, 4.62%, (1-month SOFR plus 0.25%), 2/20/37	222,288	222,217
GNMA, Series 2010-14, Class QF, VRN, 4.96%, (1-month SOFR plus 0.56%), 2/16/40	910,523	908,338
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,124,990	2,826,585
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,048,351)		69,561,956
ASSET-BACKED SECURITIES — 4.3%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.03%, (1-month SOFR plus 0.69%), 11/25/71	1,915,415	1,902,841
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	491,627	436,508
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.15%, (1-month SOFR plus 0.81%), 1/25/72	1,845,517	1,838,163
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.73%, (30-day average SOFR plus 1.16%), 5/25/67(2)	720,035	719,867
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.83%, (30-day average SOFR plus 1.26%), 11/25/69(2)	933,437	938,968
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.25%, (30-day average SOFR plus 0.68%), 11/25/70(2)	3,035,683	3,006,686
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.27%, (1-month SOFR plus 0.68%), 8/25/61	1,796,189	1,738,753
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,684,977	1,468,151
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.28%, (30-day average SOFR plus 0.71%), 12/26/69(2)	362,865	360,565
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	285,017	250,713
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.23%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,840,452	2,815,538
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	901,301	812,798
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.02%, (1-month SOFR plus 0.68%), 9/25/61	2,089,818	2,075,134
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.27%, (1-month SOFR plus 0.68%), 10/25/61	3,989,187	3,926,928
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.21%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,800,874	1,783,974
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,903,135	1,735,756
TOTAL ASSET-BACKED SECURITIES (Cost $25,435,282)		25,811,343

U.S. GOVERNMENT AGENCY SECURITIES — 2.9%
FHLB, 4.00%, 10/9/26	5,000,000	4,989,887
FHLMC, 6.25%, 7/15/32	4,000,000	4,435,805
FNMA, 0.875%, 8/5/30	3,000,000	2,478,449
FNMA, 6.625%, 11/15/30	3,000,000	3,332,415
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,637,570
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	967,356
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $18,518,458)		17,841,482
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	388,057	387,459
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,651,388	1,636,898
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	2,243,726	2,234,969
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,692,700	1,683,908
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,415,742	1,402,131
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,132,317)		7,345,365
MUNICIPAL SECURITIES — 0.6%
Missouri Higher Education Loan Authority Rev., SEQ, 1.97%, 3/25/61	892,916	803,419
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3)	2,665,000	2,665,760
TOTAL MUNICIPAL SECURITIES (Cost $3,708,672)		3,469,179
SHORT-TERM INVESTMENTS — 5.9%
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $3,162,612), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $3,100,427)		3,099,669
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $18,583,417), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $18,223,504)		18,219,000
		21,318,669
Treasury Bills(4) — 2.4%
U.S. Treasury Bills, 4.23%, 12/26/25	$15,000,000	14,408,731
TOTAL SHORT-TERM INVESTMENTS (Cost $35,719,036)		35,727,400
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $660,299,880)		640,835,217
OTHER ASSETS AND LIABILITIES — (5.9)%		(35,683,979)
TOTAL NET ASSETS — 100.0%		$605,151,238

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	93	March 2025	$19,121,672	$28,577
U.S. Treasury 5-Year Notes	29	March 2025	3,082,836	(861)
U.S. Treasury 10-Year Notes	47	March 2025	5,111,250	(17,436)
U.S. Treasury 10-Year Ultra Notes	26	March 2025	2,894,125	90
U.S. Treasury Long Bonds	1	March 2025	113,844	(252)
U.S. Treasury Ultra Bonds	165	March 2025	19,619,531	(1,249,556)
			$49,943,258	$(1,239,438)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,330,482.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,157,260, which represented 2.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$320,752,629	—
U.S. Treasury Securities	—	160,325,863	—
Collateralized Mortgage Obligations	—	69,561,956	—
Asset-Backed Securities	—	25,811,343	—
U.S. Government Agency Securities	—	17,841,482	—
Commercial Mortgage-Backed Securities	—	7,345,365	—
Municipal Securities	—	3,469,179	—
Short-Term Investments	—	35,727,400	—
	—	$640,835,217	—
Other Financial Instruments
Futures Contracts	$28,667	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,268,105	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.